Segment and Related Information, Long-Lived Assets by Segments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	$ 7,696	$ 7,333
Investment in PO joint ventures	397	412
Equity and other investments	1,583	1,559	1,587
Goodwill	591	585	595
Olefins and Polyolefins - Americas [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	2,167	1,945
Investment in PO joint ventures	0	0
Equity and other investments	162	154
Goodwill	162	162
Olefins And Polyolefins - Europe, Asia & International [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	2,437	2,385
Investment in PO joint ventures	0	0
Equity and other investments	1,303	1,265
Goodwill	175	172
Intermediates and Derivatives [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	1,830	1,738
Investment in PO joint ventures	397	412
Equity and other investments	118	140
Goodwill	245	242
Refining [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	985	943
Investment in PO joint ventures	0	0
Equity and other investments	0	0
Goodwill	0	0
Technology [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	274	309
Investment in PO joint ventures	0	0
Equity and other investments	0	0
Goodwill	9	9
Other [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	3	13
Investment in PO joint ventures	0	0
Equity and other investments	0	0
Goodwill	$ 0	$ 0